Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expenses benefit
Increased in valuation allowances	175,612	775,371
Deferred tax valuation allowances	548,452	$ 775,371
Deferred tax net operating loss	$ 372,840
Corporate tax rate description	As a result of the change in the corporate tax rate from 34% to 21%.
Corporate tax rate	21.00%	34.00%
Deferred tax valuation allowance	$ 1,497,497	$ 1,321,885
Uncertain tax positions
Net operating loss carry-forwards	$ 5,350,000